JPMorgan Diversified Return U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS — 99.8%
Aerospace & Defense — 0.4%
Hexcel Corp.(a)	7,809	291,276
Howmet Aerospace, Inc.	23,310	344,522
Huntington Ingalls Industries, Inc.	1,286	223,391
Spirit AeroSystems Holdings, Inc., Class A	3,490	68,299

		927,488

Alternative Energy — 0.6%
Enphase Energy, Inc.*	10,818	652,974
SolarEdge Technologies, Inc.*	4,436	776,744

		1,429,718

Automobiles & Parts — 1.3%
Aptiv plc	6,190	481,273
BorgWarner, Inc.	9,945	363,987
Gentex Corp.	31,744	856,771
Genuine Parts Co.	1,650	148,747
Harley-Davidson, Inc.(a)	22,111	575,549
Lear Corp.	5,039	556,205

		2,982,532

Banks — 1.5%
Associated Banc-Corp.	3,702	47,534
Bank of Hawaii Corp.	2,597	147,068
Citizens Financial Group, Inc.	5,405	134,098
Comerica, Inc.	2,827	108,896
Commerce Bancshares, Inc.	924	52,908
Fifth Third Bancorp	9,831	195,244
First Horizon National Corp.	9,425	87,370
First Republic Bank	3,018	339,465
FNB Corp.	11,526	85,408
Huntington Bancshares, Inc.	66,815	619,375
KeyCorp	12,647	151,891
M&T Bank Corp.	1,559	165,176
PacWest Bancorp	3,218	58,809
People’s United Financial, Inc.	16,756	180,797
Popular, Inc. (Puerto Rico)	9,521	353,324
Prosperity Bancshares, Inc.	2,073	115,176
Regions Financial Corp.	15,061	163,562
TCF Financial Corp.	10,784	296,452
Zions Bancorp NA	4,575	148,550

		3,451,103

Beverages — 0.6%
Brown-Forman Corp., Class B	12,730	882,698
Molson Coors Beverage Co., Class B	14,578	546,967

		1,429,665

Chemicals — 6.6%
Albemarle Corp.(a)	8,388	691,674
Ashland Global Holdings, Inc.	10,536	795,257
Axalta Coating Systems Ltd.*	35,224	781,973
Cabot Corp.	18,534	676,120
Celanese Corp.	8,043	781,780
CF Industries Holdings, Inc.	21,854	684,686
Chemours Co. (The)(a)	13,430	248,858
Eastman Chemical Co.	12,328	920,039
FMC Corp.	8,529	904,500
Huntsman Corp.	44,078	815,443
International Flavors & Fragrances, Inc.(a)	6,302	793,737
LyondellBasell Industries NV, Class A	9,873	617,260
NewMarket Corp.	1,747	654,793
Olin Corp.	55,239	620,886
PPG Industries, Inc.	6,191	666,461
RPM International, Inc.	11,224	915,766
Scotts Miracle-Gro Co. (The)	5,887	933,502
Univar Solutions, Inc.*	14,902	263,318
Valvoline, Inc.	34,305	703,939
Westlake Chemical Corp.(a)	13,197	719,237
WR Grace & Co.	11,857	546,963

		14,736,192

Construction & Materials — 1.6%
AO Smith Corp.	13,252	637,951
Armstrong World Industries, Inc.	1,761	125,454
Eagle Materials, Inc.	2,163	173,537
Jacobs Engineering Group, Inc.	1,212	103,444
Lennox International, Inc.	1,720	461,201
Masco Corp.	13,494	771,317
MDU Resources Group, Inc.	9,896	207,618
Owens Corning	4,327	261,654
Trane Technologies plc	6,468	723,575

		3,465,751

Electricity — 6.4%
AES Corp. (The)	53,199	810,221
Alliant Energy Corp.	4,346	234,032
Avangrid, Inc.	6,386	317,959
CMS Energy Corp.	14,328	919,571
Consolidated Edison, Inc.	11,182	859,113
DTE Energy Co.	7,707	891,160
Entergy Corp.	7,704	809,922
Evergy, Inc.	13,793	894,200
Eversource Energy	10,028	903,222
FirstEnergy Corp.	19,846	575,534
Hawaiian Electric Industries, Inc.	21,204	768,857
IDACORP, Inc.	9,003	839,530
NRG Energy, Inc.	13,246	447,847
OGE Energy Corp.	23,645	777,920
Pinnacle West Capital Corp.	10,011	831,714
PPL Corp.	29,927	796,657
Public Service Enterprise Group, Inc.	16,444	919,877
Vistra Corp.	41,063	766,236
Xcel Energy, Inc.	12,907	891,099

		14,254,671

Electronic & Electrical Equipment — 1.7%
AMETEK, Inc.	7,340	684,455
Amphenol Corp., Class A	7,122	753,223
FLIR Systems, Inc.	7,717	321,490
Hubbell, Inc.	4,346	586,580
Keysight Technologies, Inc.*	7,762	775,346
nVent Electric plc	4,052	73,584
Regal Beloit Corp.	4,597	422,786
Sensata Technologies Holding plc*	5,382	204,409

		3,821,873

Financial Services — 2.5%
Ally Financial, Inc.	9,376	188,458
Ameriprise Financial, Inc.	2,318	356,114
Broadridge Financial Solutions, Inc.	6,931	931,111

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
Discover Financial Services	5,024	248,336
Element Solutions, Inc.*	57,804	627,751
Invesco Ltd.	3,637	36,516
Jefferies Financial Group, Inc.	14,009	226,946
LPL Financial Holdings, Inc.	3,908	308,810
MSCI, Inc.	2,435	915,511
Nasdaq, Inc.	2,895	380,142
Raymond James Financial, Inc.	3,127	217,264
Santander Consumer USA Holdings, Inc.(a)	23,941	439,557
Synchrony Financial	7,919	175,248
T. Rowe Price Group, Inc.	2,732	377,289
Western Union Co. (The)	8,730	211,964

		5,641,017

Fixed Line Telecommunications — 0.6%
CenturyLink, Inc.	64,038	617,967
GCI Liberty, Inc., Class A*	9,098	713,192

		1,331,159

Food & Drug Retailers — 0.4%
AmerisourceBergen Corp.	3,949	395,650
Casey’s General Stores, Inc.	3,628	577,542

		973,192

Food Producers — 3.6%
Campbell Soup Co.	12,583	623,739
Flowers Foods, Inc.	35,579	809,422
Hershey Co. (The)	6,186	899,506
Hormel Foods Corp.(a)	12,891	655,636
Ingredion, Inc.	7,473	646,415
JM Smucker Co. (The)(a)	7,367	805,582
Kellogg Co.	10,425	719,221
Lamb Weston Holdings, Inc.	10,501	630,900
McCormick & Co., Inc. (Non-Voting)	4,792	933,961
Post Holdings, Inc.*	7,618	676,021
Tyson Foods, Inc., Class A	10,641	653,889

		8,054,292

Forestry & Paper — 0.3%
International Paper Co.	21,772	757,448

Gas, Water & Multiutilities — 2.3%
Ameren Corp.	11,380	913,131
American Water Works Co., Inc.	6,609	973,307
Atmos Energy Corp.	8,166	865,514
National Fuel Gas Co.	20,030	812,617
NiSource, Inc.	28,301	691,960
UGI Corp.	1,652	55,078
WEC Energy Group, Inc.	9,150	871,629

		5,183,236

General Industrials — 1.6%
AptarGroup, Inc.	4,082	470,246
Avery Dennison Corp.	7,598	861,157
Carlisle Cos., Inc.	980	116,698
ITT, Inc.	3,342	192,934
Packaging Corp. of America	6,207	596,617
Parker-Hannifin Corp.	2,300	411,516
Silgan Holdings, Inc.	10,196	389,997
Sonoco Products Co.	8,767	453,605
Westrock Co.	4,030	108,246

		3,601,016

General Retailers — 4.8%
AutoNation, Inc.*	12,194	626,040
AutoZone, Inc.*	731	882,624
Best Buy Co., Inc.	10,748	1,070,393
Burlington Stores, Inc.*	520	97,760
Copart, Inc.*	9,389	875,524
Dick’s Sporting Goods, Inc.	21,941	1,000,948
Dollar Tree, Inc.*	5,954	555,806
Foot Locker, Inc.	6,526	191,799
frontdoor, Inc.*	13,361	561,095
Gap, Inc. (The)(a)	6,643	88,817
Graham Holdings Co., Class B	201	80,072
H&R Block, Inc.	37,425	542,663
IAA, Inc.*	16,007	693,904
Kohl’s Corp.	14,981	285,238
Nordstrom, Inc.(a)	11,640	159,352
Penske Automotive Group, Inc.	6,136	275,016
Service Corp. International	18,762	813,520
Tractor Supply Co.	6,879	981,909
Williams-Sonoma, Inc.(a)	10,087	878,779

		10,661,259

Health Care Equipment & Services — 10.8%
Acadia Healthcare Co., Inc.*	3,559	106,094
Amedisys, Inc.*	3,278	767,576
Bio-Rad Laboratories, Inc., Class A*	1,708	896,512
Bio-Techne Corp.	3,170	872,257
Bruker Corp.	7,670	342,235
Chemed Corp.	1,754	863,301
Cooper Cos., Inc. (The)	2,648	749,199
DaVita, Inc.*(a)	9,178	802,065
Dentsply Sirona, Inc.	16,821	750,217
Encompass Health Corp.	11,458	780,061
Envista Holdings Corp.*	29,396	642,891
Globus Medical, Inc., Class A*	10,930	526,607
Henry Schein, Inc.*	11,344	779,673
Hill-Rom Holdings, Inc.	8,255	802,551
Hologic, Inc.*	15,836	1,105,036
IDEXX Laboratories, Inc.*	2,717	1,080,687
Laboratory Corp. of America Holdings*	4,787	923,508
Masimo Corp.*	2,621	576,935
Molina Healthcare, Inc.*	4,517	834,290
PerkinElmer, Inc.	6,265	744,971
Quest Diagnostics, Inc.	7,096	901,689
Quidel Corp.*	3,597	1,016,045
ResMed, Inc.	5,298	1,072,898
STERIS plc	5,059	807,568
Teladoc Health, Inc.*	3,617	859,508
Teleflex, Inc.	2,313	862,980
Universal Health Services, Inc., Class B	6,656	731,494
Varian Medical Systems, Inc.*	6,914	986,766
West Pharmaceutical Services, Inc.	3,885	1,044,560
Zimmer Biomet Holdings, Inc.	6,654	897,358

		24,127,532

Household Goods & Home Construction — 4.1%
Church & Dwight Co., Inc.	11,180	1,076,970
Clorox Co. (The)	4,069	962,359
DR Horton, Inc.	14,189	938,744

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
Fortune Brands Home & Security, Inc.	10,326	789,939
Leggett & Platt, Inc.(a)	20,578	824,972
Lennar Corp., Class A	10,434	754,900
NVR, Inc.*	245	962,887
PulteGroup, Inc.	22,659	987,932
Toll Brothers, Inc.	24,489	935,480
Whirlpool Corp.	5,167	842,841

		9,077,024

Industrial Engineering — 3.6%
Allison Transmission Holdings, Inc.	7,855	293,463
Crane Co.	2,622	148,326
Cummins, Inc.	4,949	956,444
Dover Corp.	4,501	463,288
Graco, Inc.	14,545	774,376
IDEX Corp.	4,617	760,974
Lincoln Electric Holdings, Inc.	4,382	396,089
Middleby Corp. (The)*(a)	2,706	224,760
Nordson Corp.	2,665	516,024
Oshkosh Corp.	3,816	300,395
PACCAR, Inc.	4,932	419,615
Pentair plc	4,731	202,723
Rockwell Automation, Inc.	2,912	635,224
Snap-on, Inc.	5,664	826,208
Toro Co. (The)	11,810	842,643
Xylem, Inc.	4,152	303,013

		8,063,565

Industrial Metals & Mining — 1.6%
Fastenal Co.	15,257	717,689
GrafTech International Ltd.	61,751	374,829
Nucor Corp.	17,652	740,501
Reliance Steel & Aluminum Co.	8,396	824,991
Steel Dynamics, Inc.	29,551	809,993

		3,468,003

Industrial Transportation — 1.4%
CH Robinson Worldwide, Inc.	5,093	477,316
Expeditors International of Washington, Inc.	5,822	492,017
Kansas City Southern	2,903	498,881
Landstar System, Inc.	5,635	686,230
Macquarie Infrastructure Corp.	4,186	125,413
Old Dominion Freight Line, Inc.	3,066	560,526
Schneider National, Inc., Class B	7,302	183,499

		3,023,882

Leisure Goods — 1.9%
Garmin Ltd.	9,425	929,211
Hasbro, Inc.	8,505	618,824
Polaris, Inc.	3,674	380,737
Pool Corp.	3,120	988,104
Take-Two Interactive Software, Inc.*	4,766	781,719
Thor Industries, Inc.	3,998	455,732

		4,154,327

Life Insurance — 0.4%
Globe Life, Inc.	6,737	536,265
Lincoln National Corp.	2,864	106,742
Principal Financial Group, Inc.	5,570	236,335

		879,342

Media — 2.4%
Cable One, Inc.	333	606,912
Discovery, Inc., Class A*(a)	20,979	442,657
Dolby Laboratories, Inc., Class A	5,814	404,654
FactSet Research Systems, Inc.	2,772	959,944
Interpublic Group of Cos., Inc. (The)	42,532	767,703
John Wiley & Sons, Inc., Class A	2,197	74,325
Liberty Media Corp.-Liberty SiriusXM, Class A*	13,549	471,370
Morningstar, Inc.	2,004	336,752
Nexstar Media Group, Inc., Class A(a)	6,642	582,171
Omnicom Group, Inc.	9,378	503,880
Sirius XM Holdings, Inc.(a)	35,980	211,562

		5,361,930

Mining — 0.4%
Royal Gold, Inc.	6,301	881,699

Mobile Telecommunications — 0.4%
Telephone & Data Systems, Inc.(a)	31,888	619,265
United States Cellular Corp.*	6,085	180,542

		799,807

Nonlife Insurance — 2.6%
Alleghany Corp.	687	358,834
American Financial Group, Inc.	5,051	306,949
Arch Capital Group Ltd.*	862	26,507
Arthur J Gallagher & Co.	8,427	905,818
Assurant, Inc.	3,931	422,465
Assured Guaranty Ltd.	5,603	122,313
Axis Capital Holdings Ltd.	3,692	148,123
Brown & Brown, Inc.	15,462	703,057
CNA Financial Corp.	113	3,763
Everest Re Group Ltd.	1,288	281,802
Fidelity National Financial, Inc.	7,521	243,380
First American Financial Corp.	3,928	200,367
Hanover Insurance Group, Inc. (The)	2,102	214,152
Hartford Financial Services Group, Inc. (The)	14,620	618,718
Mercury General Corp.(a)	1,493	64,065
Old Republic International Corp.	28,833	463,346
Reinsurance Group of America, Inc.	2,774	236,483
WR Berkley Corp.	8,076	498,693

		5,818,835

Oil & Gas Producers — 3.5%
Apache Corp.	27,724	425,563
Cabot Oil & Gas Corp.	42,304	791,085
Concho Resources, Inc.	7,543	396,309
Continental Resources, Inc.(a)	29,945	517,749
Devon Energy Corp.	33,763	354,174
Diamondback Energy, Inc.	7,598	302,856
EQT Corp.	47,188	685,170
Hess Corp.	13,261	652,574
HollyFrontier Corp.	20,179	554,922
Marathon Oil Corp.	63,346	347,770
Marathon Petroleum Corp.	17,914	684,315
Murphy Oil Corp.	27,524	363,592
Noble Energy, Inc.	35,592	355,564
Parsley Energy, Inc., Class A	11,222	123,218
Pioneer Natural Resources Co.	6,872	666,034
WPX Energy, Inc.*	111,021	662,795

		7,883,690

Oil Equipment, Services & Distribution — 2.1%
Antero Midstream Corp.(a)	95,694	542,585

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
Baker Hughes Co.	38,128	590,603
Cheniere Energy, Inc.*	8,864	438,591
Halliburton Co.	53,574	767,715
Helmerich & Payne, Inc.	31,271	557,562
National Oilwell Varco, Inc.	44,321	510,135
ONEOK, Inc.	13,390	373,715
Targa Resources Corp.	16,506	301,729
Williams Cos., Inc. (The)	33,526	641,352

		4,723,987

Personal Goods — 2.3%
Capri Holdings Ltd.*	12,731	190,711
Carter’s, Inc.	7,474	588,353
Hanesbrands, Inc.	48,752	688,866
Lululemon Athletica, Inc.*	2,797	910,675
Nu Skin Enterprises, Inc., Class A	10,278	460,968
PVH Corp.(a)	4,178	203,302
Ralph Lauren Corp.	7,881	561,915
Skechers U.S.A., Inc., Class A*	19,845	581,062
Tapestry, Inc.	19,959	266,652
Tiffany & Co.	6,022	754,918
Under Armour, Inc., Class C*(a)	3,525	33,452

		5,240,874

Pharmaceuticals & Biotechnology — 2.8%
Alexion Pharmaceuticals, Inc.*	5,250	538,072
Cardinal Health, Inc.	11,510	628,676
Charles River Laboratories International, Inc.*	4,672	929,681
Horizon Therapeutics plc*	13,528	827,778
Ionis Pharmaceuticals, Inc.*	6,394	368,039
Jazz Pharmaceuticals plc*	5,219	564,957
Mylan NV*(a)	20,299	327,017
Neurocrine Biosciences, Inc.*	5,046	607,337
Perrigo Co. plc	10,029	531,738
Syneos Health, Inc.*	5,466	341,024
United Therapeutics Corp.*	5,337	594,915

		6,259,234

Real Estate Investment & Services — 0.2%
CBRE Group, Inc., Class A*	5,872	257,252
Jones Lang LaSalle, Inc.	1,232	121,857

		379,109

Real Estate Investment Trusts — 4.9%
Alexandria Real Estate Equities, Inc.	2,249	399,310
American Campus Communities, Inc.	1,332	47,472
Annaly Capital Management, Inc.	30,428	225,471
AvalonBay Communities, Inc.	2,450	375,144
Brandywine Realty Trust	9,589	103,849
Brixmor Property Group, Inc.	6,541	75,287
Camden Property Trust	2,891	262,532
CoreSite Realty Corp.	2,036	262,746
CubeSmart	761	22,579
Douglas Emmett, Inc.	7,805	227,438
Duke Realty Corp.	12,287	493,815
Equity Commonwealth	6,142	193,903
Equity LifeStyle Properties, Inc.	6,083	415,591
Essex Property Trust, Inc.	681	150,324
Extra Space Storage, Inc.	3,213	332,031
Gaming and Leisure Properties, Inc.	18,015	652,323
Healthpeak Properties, Inc.	28,576	779,839
Highwoods Properties, Inc.	3,924	150,446
Hudson Pacific Properties, Inc.	5,319	125,369
Iron Mountain, Inc.(a)	4,852	136,778
Kilroy Realty Corp.	3,400	198,118
Lamar Advertising Co., Class A(a)	4,012	263,709
Medical Properties Trust, Inc.	42,467	854,861
Mid-America Apartment Communities, Inc.	2,138	254,828
National Retail Properties, Inc.	2,554	90,539
New Residential Investment Corp.	58,138	461,034
Omega Healthcare Investors, Inc.	5,581	180,713
Outfront Media, Inc.	7,433	107,110
Park Hotels & Resorts, Inc.	18,460	152,664
Spirit Realty Capital, Inc.	11,923	410,867
Starwood Property Trust, Inc.	40,554	606,282
Sun Communities, Inc.	2,194	328,946
VICI Properties, Inc.	26,723	580,156
Vornado Realty Trust	769	26,546
Weingarten Realty Investors	4,616	78,749
Welltower, Inc.	4,980	266,729
WP Carey, Inc.	10,550	752,953

		11,047,051

Software & Computer Services — 6.4%
Akamai Technologies, Inc.*(a)	1,831	205,878
Amdocs Ltd.	13,481	837,170
ANSYS, Inc.*	2,966	921,240
Cadence Design Systems, Inc.*	9,194	1,004,444
Cerner Corp.	8,711	604,979
Citrix Systems, Inc.	5,666	808,878
Fortinet, Inc.*	4,522	625,393
IAC/InterActiveCorp*	3,104	411,032
IQVIA Holdings, Inc.*	5,613	889,043
Leidos Holdings, Inc.	7,972	758,615
LogMeIn, Inc.	7,414	636,195
Manhattan Associates, Inc.*(a)	7,730	740,457
National Instruments Corp.	1,298	46,079
NortonLifeLock, Inc.	27,633	592,728
Nuance Communications, Inc.*	27,513	752,480
Paycom Software, Inc.*	624	177,447
SS&C Technologies Holdings, Inc.	14,352	825,240
Synopsys, Inc.*	4,714	939,123
Tyler Technologies, Inc.*	1,677	599,108
Veeva Systems, Inc., Class A*	3,835	1,014,626
VeriSign, Inc.*	3,832	811,158

		14,201,313

Support Services — 2.4%
ADT, Inc.(a)	19,068	164,176
Booz Allen Hamilton Holding Corp.	10,523	860,360
Cintas Corp.	2,003	604,646
Jack Henry & Associates, Inc.	4,641	827,490
MSC Industrial Direct Co., Inc., Class A	8,238	543,790
Paychex, Inc.	5,314	382,183
Republic Services, Inc.	5,887	513,641
Robert Half International, Inc.	6,194	315,089
TransUnion	6,313	565,455
WW Grainger, Inc.	2,033	694,331

		5,471,161

Technology Hardware & Equipment — 5.8%
CDW Corp.	7,368	856,530

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
Ciena Corp.*	11,391	677,878
Cirrus Logic, Inc.*	7,888	540,565
Entegris, Inc.	10,513	755,990
Juniper Networks, Inc.	25,306	642,266
KLA Corp.	4,844	967,976
Lumentum Holdings, Inc.*	8,586	797,038
Marvell Technology Group Ltd.	16,576	604,527
Maxim Integrated Products, Inc.	12,064	821,438
Monolithic Power Systems, Inc.	3,001	795,295
Motorola Solutions, Inc.	5,470	764,706
NetApp, Inc.	7,839	347,268
ON Semiconductor Corp.*	8,900	183,340
Qorvo, Inc.*	7,112	911,403
Skyworks Solutions, Inc.	5,310	773,030
Teradyne, Inc.	12,695	1,129,347
Western Digital Corp.	37	1,595
Xerox Holdings Corp.	27,748	462,004
Xilinx, Inc.	8,104	869,964

		12,902,160

Travel & Leisure — 3.0%
Alaska Air Group, Inc.	1,299	44,738
Choice Hotels International, Inc.	5,631	473,229
Copa Holdings SA, Class A (Panama)(a)	10,955	453,975
Darden Restaurants, Inc.	8,360	634,524
Dunkin’ Brands Group, Inc.	9,710	667,368
Extended Stay America, Inc.	35,559	405,728
Hilton Worldwide Holdings, Inc.	9,274	696,014
Hyatt Hotels Corp., Class A(a)	9,424	452,352
Sabre Corp.	24,387	184,366
Six Flags Entertainment Corp.(a)	11,241	195,481
Vail Resorts, Inc.	2,999	575,898
Wendy’s Co. (The)	28,650	664,107
Wyndham Destinations, Inc.	12,020	319,732
Yum China Holdings, Inc. (China)	16,758	858,680

		6,626,192

TOTAL COMMON STOCKS (Cost $216,141,071)		223,092,329

SHORT-TERM INVESTMENTS — 4.7%
INVESTMENT COMPANIES — 0.2%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.03%(b)(c) (Cost $357,058)	357,058	357,058

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 4.5%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.40%(b)(c) 7,998,100		8,000,500
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.10%(b)(c) 2,130,681		2,130,681

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (COST $10,131,281)		10,131,181

TOTAL SHORT-TERM INVESTMENTS (Cost $10,488,339)		10,488,239

Total Investments — 104.5% (Cost $226,629,410)		233,580,568
Liabilities in Excess of Other Assets — (4.5%)		(9,960,222)

Net Assets — 100.0%		223,620,346

Percentages indicated are based on net assets.

Abbreviations

REIT	Real Estate Investment Trust

(a)	The security or a portion of this security is on loan at July 31, 2020. The total value of securities on loan at July 31, 2020 is $9,833,703.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of July 31, 2020.
*	Non-income producing security.

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Futures contracts outstanding as of July 31, 2020:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index	3	09/2020	USD	558,090	24,474

Abbreviations

USD	United States Dollar

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities(a)	$233,580,568	$—	$—	$233,580,568

Appreciation in Other Financial Instruments
Futures Contracts(a)	$24,474	$—	$—	$24,474

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended July 31, 2020
Security Description	Value at October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2020	Shares at July 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.40%(a)(b)	$6,000,900	$32,000,000	$30,000,000	$(300)	$(100)	$8,000,500	7,998,100	$50,192	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.10%(a)(b)	3,100,057	81,095,546	82,064,922	—	—	2,130,681	2,130,681	23,440	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.03%(a)(b)	329,265	9,849,469	9,821,676	—	—	357,058	357,058	3,786	—

Total	$9,430,222	$122,945,015	$121,886,598	$(300)	$(100)	$10,488,239		$77,418	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2020.